UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2017

MFS® MULTIMARKET INCOME TRUST

PORTFOLIO OF INVESTMENTS

1/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
Bonds - 116.1%
Aerospace - 0.6%
CPI International, Inc., 8.75%, 2/15/2018		$1,115,000	$1,128,890
KLX, Inc., 5.875%, 12/01/2022 (z)		250,000	261,875
Lockheed Martin Corp., 3.55%, 1/15/2026		406,000	410,099
TransDigm, Inc., 6%, 7/15/2022		245,000	246,838
TransDigm, Inc., 6.5%, 7/15/2024		700,000	700,875
Transdigm, Inc., 6.375%, 6/15/2026 (z)		155,000	152,675

			$2,901,252
Airlines - 0.1%
Ryanair Ltd., 1.125%, 3/10/2023	EUR	325,000	$349,355

Apparel Manufacturers - 0.1%
Christian Dior SE, 0.75%, 6/24/2021	EUR	300,000	$325,253

Asset-Backed & Securitized - 4.2%
Banc of America Commercial Mortgage, Inc., FRN, 5.751%, 2/10/2051		$587,228	$593,907
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.356%, 12/28/2040 (z)		1,797,428	1,378,639
Chesapeake Funding II LLC, 2016-1A, “A2”, FRN, 1.917%, 3/15/2028 (n)		1,550,000	1,559,483
Citigroup Commercial Mortgage Trust, FRN, 5.714%, 12/10/2049		390,311	30,054
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/2049		955,365	954,667
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.669%, 6/15/2039		1,781,000	1,792,866
Crest Ltd., CDO, 7%, 1/28/2040 (a)(p)		3,194,915	426,074
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 2.123%, 7/15/2025 (n)		1,500,000	1,494,497
Dryden Senior Loan Fund, 2014-31A, “C”, CLO, FRN, 3.873%, 4/18/2026 (n)		1,750,000	1,750,187
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/2019 (n)		48,801	48,784
First Union National Bank Commercial Mortgage Trust, FRN, 2.477%, 1/12/2043 (i)(q)(z)		129,230	626
First Union-Lehman Brothers Bank of America, FRN, 1.095%, 11/18/2035 (i)		2,664,570	22,550
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/2039		265,555	265,417
John Deere Owner Trust , “A2”, 1.15%, 10/15/2018		1,238,915	1,239,098
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.759%, 6/15/2049		1,273,006	1,277,776
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.759%, 6/15/2049		2,243,253	2,272,290
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.152%, 2/18/2030 (i)		279,829	3
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.553%, 10/15/2027 (z)		2,500,000	2,493,924
Mercedes-Benz Auto Lease Trust, 2015-B, “A2B”, 1.288%, 1/16/2018		433,238	433,356
Morgan Stanley Capital I Trust, “AM”, FRN, 5.706%, 4/15/2049		1,674,000	1,648,488
Morgan Stanley Capital I, Inc., FRN, 1.481%, 4/28/2039 (i)(z)		1,449,811	10,091
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.965%, 2/15/2051		572,316	575,160

			$20,267,937
Automotive - 2.0%
Allison Transmission, Inc., 5%, 10/01/2024 (n)		$1,315,000	$1,324,863
Delphi Automotive PLC, 1.5%, 3/10/2025	EUR	250,000	264,184
Ferrari N.V., 1.5%, 3/16/2023	EUR	400,000	429,110
FGA Capital Ireland PLC, 2%, 10/23/2019	EUR	700,000	782,503
Gates Global LLC, 6%, 7/15/2022 (n)		$670,000	660,788
General Motors Financial Co., Inc., 3.45%, 4/10/2022		486,000	484,376
General Motors Financial Co., Inc., 4.35%, 1/17/2027		195,000	193,326
Hyundai Capital America, 4%, 6/08/2017 (n)		256,000	258,128
IHO Verwaltungs GmbH, 4.75%, 9/15/2026 (n)		970,000	953,025
Jaguar Land Rover Automotive PLC, 3.875%, 3/01/2023	GBP	500,000	646,612
Lear Corp., 5.25%, 1/15/2025		$721,000	765,053
Volkswagen International Finance N.V., 3.875% to 9/04/2018, FRN to 9/29/2049	EUR	400,000	444,538

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Automotive - continued
Volkswagen International Finance N.V., FRN, 2.5%, 12/29/2049	EUR	230,000	$240,414
ZF North America Capital, Inc., 4.5%, 4/29/2022 (n)		$1,335,000	1,370,044
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)		1,052,000	1,069,568

			$9,886,532
Biotechnology - 0.1%
Life Technologies Corp., 6%, 3/01/2020		$363,000	$396,548

Broadcasting - 2.0%
CBS Radio, Inc., 7.25%, 11/01/2024 (n)		$545,000	$567,819
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/2022		400,000	403,600
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/2022		1,095,000	1,143,180
iHeartMedia, Inc., 9%, 3/01/2021		721,000	538,948
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029		1,280,000	1,420,800
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030		50,000	52,500
Match Group, Inc., 6.375%, 6/01/2024		710,000	761,475
Netflix, Inc., 5.375%, 2/01/2021		945,000	1,014,694
Netflix, Inc., 5.875%, 2/15/2025		435,000	471,975
Netflix, Inc., 4.375%, 11/15/2026 (n)		480,000	471,000
Nexstar Broadcasting, Inc., 6.875%, 11/15/2020		900,000	933,390
Omnicom Group, Inc., 3.65%, 11/01/2024		154,000	155,524
Omnicom Group, Inc., 3.6%, 4/15/2026		444,000	440,036
ProSiebenSat.1 Media AG, 2.625%, 4/15/2021	EUR	485,000	555,046
SES S.A., 4.625% to 1/02/2022, FRN to 12/29/2049	EUR	500,000	548,764
Time Warner, Inc., 3.8%, 2/15/2027		$504,000	491,590

			$9,970,341
Brokerage & Asset Managers - 0.1%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		$274,000	$278,727
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		450,000	462,557

			$741,284
Building - 2.5%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (z)		$475,000	$494,000
Allegion PLC, 5.875%, 9/15/2023		473,000	503,745
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021		1,295,000	1,350,038
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023		835,000	895,538
Cimpor Financial Operations B.V., 5.75%, 7/17/2024 (n)		284,000	246,938
Elementia S.A. de C.V., 5.5%, 1/15/2025 (n)		210,000	202,650
Gibraltar Industries, Inc., 6.25%, 2/01/2021		1,150,000	1,188,094
HD Supply, Inc., 5.75%, 4/15/2024 (n)		640,000	673,600
HeidelbergCement AG, 2.25%, 3/30/2023	EUR	400,000	459,325
Masco Corp., 4.45%, 4/01/2025		$170,000	174,743
Masco Corp., 4.375%, 4/01/2026		791,000	812,056
Mohawk Industries, Inc., 3.85%, 2/01/2023		653,000	666,228
Owens Corning, 4.2%, 12/15/2022		184,000	191,235
Owens Corning, 3.4%, 8/15/2026		372,000	355,986
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		975,000	994,500
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		1,050,000	1,082,813
Standard Industries, Inc., 6%, 10/15/2025 (n)		635,000	669,925
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		1,155,000	1,192,538
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)		270,000	278,802

			$12,432,754

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Business Services - 2.2%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)		$1,015,000	$1,047,988
Cisco Systems, Inc., 2.2%, 2/28/2021		530,000	528,669
Equinix, Inc., 4.875%, 4/01/2020		855,000	878,513
Equinix, Inc., 5.375%, 1/01/2022		290,000	306,675
Equinix, Inc., 5.375%, 4/01/2023		1,065,000	1,114,341
Equinix, Inc., 5.75%, 1/01/2025		537,000	566,535
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		664,000	677,460
Fidelity National Information Services, Inc., 5%, 10/15/2025		208,000	226,103
Fidelity National Information Services, Inc., 3%, 8/15/2026		504,000	474,285
Fidelity National Information Services, Inc., 4.5%, 8/15/2046		244,000	235,123
Iron Mountain, Inc., REIT, 6%, 10/01/2020 (n)		465,000	487,088
Iron Mountain, Inc., REIT, 6%, 8/15/2023		1,330,000	1,409,800
MSCI, Inc., 5.75%, 8/15/2025 (n)		595,000	630,331
Tencent Holdings Ltd., 3.375%, 3/05/2018 (n)		664,000	673,534
Tencent Holdings Ltd., 3.375%, 5/02/2019 (n)		965,000	986,681
Tencent Holdings Ltd., 3.8%, 2/11/2025 (n)		734,000	742,060

			$10,985,186
Cable TV - 5.3%
Altice Financing S.A., 6.5%, 1/15/2022 (n)		$1,477,000	$1,539,773
Altice Financing S.A., 6.625%, 2/15/2023 (n)		1,525,000	1,597,438
Altice Finco S.A., 8.125%, 1/15/2024 (n)		719,000	763,938
Altice U.S. Finance I Corp., 5.5%, 5/15/2026 (n)		465,000	476,625
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/2022		500,000	517,610
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)		1,040,000	1,079,000
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		1,395,000	1,464,750
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		305,000	317,581
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		505,000	535,142
Cequel Communications Holdings, 6.375%, 9/15/2020 (n)		725,000	744,938
Charter Communications Operating LLC, 6.384%, 10/23/2035		1,005,000	1,133,190
Comcast Corp., 2.75%, 3/01/2023		1,365,000	1,346,657
Comcast Corp., 4.65%, 7/15/2042		1,100,000	1,131,110
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		870,000	883,050
DISH DBS Corp., 5%, 3/15/2023		1,010,000	993,588
DISH DBS Corp., 5.875%, 11/15/2024		1,105,000	1,117,431
Intelsat Jackson Holdings S.A., 7.25%, 4/01/2019		510,000	438,281
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		645,000	451,500
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)		270,000	280,125
LGE Holdco VI B.V., 7.125%, 5/15/2024 (n)	EUR	680,000	835,911
Lynx II Corp., 6.375%, 4/15/2023 (n)		$675,000	708,750
Shaw Communications, Inc., 5.65%, 10/01/2019	CAD	417,000	350,040
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		$540,000	544,385
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)		1,215,000	1,293,222
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		650,000	661,375
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)		388,000	394,305
Sky PLC, 2.5%, 9/15/2026	EUR	400,000	458,977
Time Warner Cable, Inc., 5.75%, 6/02/2031	GBP	250,000	371,714
Time Warner Cable, Inc., 4.5%, 9/15/2042		$210,000	188,664
Unitymedia Hessen, 5.5%, 1/15/2023 (n)		950,000	988,000
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		700,000	723,625
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		710,000	712,393
VTR Finance B.V., 6.875%, 1/15/2024 (n)		207,000	217,350
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		450,000	453,094

			$25,713,532

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Chemicals - 1.9%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)		$493,000	$471,487
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)		755,000	764,438
Chemours Co., 6.625%, 5/15/2023		745,000	741,275
Chemours Co., 7%, 5/15/2025		255,000	254,108
Consolidated Energy Finance S.A., 6.75%, 10/15/2019 (n)		784,000	785,960
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)		720,000	820,800
Huntsman International LLC, 5.125%, 4/15/2021	EUR	335,000	394,179
International Flavors & Fragrances, Inc., 1.75%, 3/14/2024	EUR	350,000	392,783
LANXESS AG, 4.5% to 6/06/2023, FRN to 12/06/2076	EUR	500,000	562,824
LyondellBasell Industries N.V., 5.75%, 4/15/2024		$487,000	555,726
LyondellBasell Industries N.V., 4.625%, 2/26/2055		386,000	361,457
PPG Industries, Inc., 0.875%, 11/03/2025	EUR	350,000	365,999
Tronox Finance LLC, 6.375%, 8/15/2020		$1,200,000	1,153,500
Tronox Finance LLC, 7.5%, 3/15/2022 (n)		805,000	784,875
W.R. Grace & Co., 5.125%, 10/01/2021 (n)		1,035,000	1,085,456

			$9,494,867
Computer Software - 1.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)		$900,000	$971,713
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)		355,000	374,476
Microsoft Corp., 1.55%, 8/08/2021		1,021,000	988,300
Microsoft Corp., 4.1%, 2/06/2037		922,000	933,128
Nuance Communications, Inc., 5.625%, 12/15/2026 (n)		955,000	953,806
Oracle Corp., 3.4%, 7/08/2024		483,000	492,563
VeriSign, Inc., 4.625%, 5/01/2023		1,629,000	1,646,756

			$6,360,742
Computer Software - Systems – 1.0%
Apple, Inc., 3.05%, 7/31/2029	GBP	450,000	$598,720
Apple, Inc., 3.85%, 8/04/2046		$291,000	270,462
CDW LLC/CDW Finance Corp., 6%, 8/15/2022		485,000	511,675
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024		425,000	442,531
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		820,000	861,000
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		1,145,000	1,164,680
Western Digital Corp., 10.5%, 4/01/2024 (n)		995,000	1,171,613

			$5,020,681
Conglomerates - 1.8%
Amsted Industries Co., 5%, 3/15/2022 (n)		$1,510,000	$1,513,775
Apex Tool Group, 7%, 2/01/2021 (n)		965,000	892,625
EnerSys, 5%, 4/30/2023 (n)		1,435,000	1,460,113
Enpro Industries, Inc., 5.875%, 9/15/2022		1,415,000	1,471,600
Entegris, Inc., 6%, 4/01/2022 (n)		1,335,000	1,395,075
Gardner Denver, Inc., 6.875%, 8/15/2021 (n)		1,000,000	997,500
General Electric Co., 1.25%, 5/26/2023	EUR	175,000	195,982
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)		$895,000	912,900

			$8,839,570
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		$590,000	$124,638
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		914,000	201,880

			$326,518
Consumer Products - 0.8%
NBTY, Inc., 7.625%, 5/15/2021 (n)		$1,010,000	$1,057,975
Newell Rubbermaid, Inc., 5.375%, 4/01/2036		165,000	185,110

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Consumer Products - continued
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)		$845,000	$870,350
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		500,000	518,618
Spectrum Brands, Inc., 6.125%, 12/15/2024		165,000	174,488
Spectrum Brands, Inc., 5.75%, 7/15/2025		770,000	804,650
Spectrum Brands, Inc., 4%, 10/01/2026 (z)	EUR	280,000	311,745

			$3,922,936
Consumer Services - 2.2%
ADT Corp., 6.25%, 10/15/2021		$1,525,000	$1,658,438
ADT Corp., 4.125%, 6/15/2023		370,000	352,888
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	300,000	324,200
Garda World Security Corp., 7.25%, 11/15/2021 (n)		$755,000	722,913
Garda World Security Corp., 7.25%, 11/15/2021 (n)		470,000	450,025
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/2022 (n)		455,000	456,706
Interval Acquisition Corp., 5.625%, 4/15/2023		1,635,000	1,667,700
Mobile Mini, Inc., 5.875%, 7/01/2024		1,115,000	1,162,388
Monitronics International, Inc., 9.125%, 4/01/2020		1,495,000	1,453,888
Priceline Group, Inc., 2.15%, 11/25/2022	EUR	170,000	194,455
Priceline Group, Inc., 1.8%, 3/03/2027	EUR	650,000	680,341
Service Corp. International, 5.375%, 5/15/2024		$565,000	591,838
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)		970,000	982,125

			$10,697,905
Containers - 2.6%
Ball Corp., 5.25%, 7/01/2025		$330,000	$346,913
Berry Plastics Group, Inc., 5.5%, 5/15/2022		1,155,000	1,201,200
Berry Plastics Group, Inc., 6%, 10/15/2022		680,000	719,950
Crown American LLC, 4.5%, 1/15/2023		1,147,000	1,171,374
Crown American LLC, 4.25%, 9/30/2026 (n)		490,000	468,563
Crown European Holdings S.A., 3.375%, 5/15/2025 (z)	EUR	650,000	713,077
Multi-Color Corp., 6.125%, 12/01/2022 (n)		$1,360,000	1,438,200
Plastipak Holdings, Inc., 6.5%, 10/01/2021 (n)		1,113,000	1,161,694
Reynolds Group, 5.75%, 10/15/2020		600,000	617,748
Reynolds Group, 8.25%, 2/15/2021		540,998	556,957
Reynolds Group, 5.125%, 7/15/2023 (n)		725,000	741,458
Reynolds Group, 7%, 7/15/2024 (n)		370,000	394,235
Sealed Air Corp., 4.875%, 12/01/2022 (n)		1,110,000	1,144,688
Sealed Air Corp., 4.5%, 9/15/2023 (n)	EUR	450,000	538,603
Sealed Air Corp., 5.125%, 12/01/2024 (n)		$370,000	383,413
Signode Industrial Group, 6.375%, 5/01/2022 (n)		1,310,000	1,329,650

			$12,927,723
Electronics - 0.7%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027 (n)		$767,000	$761,151
Flextronics International Ltd., 4.625%, 2/15/2020		174,000	182,460
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		645,000	676,844
Sensata Technologies B.V., 5%, 10/01/2025 (n)		640,000	639,680
Tyco Electronics Group S.A., 6.55%, 10/01/2017		700,000	724,424
Tyco Electronics Group S.A., 1.1%, 3/01/2023	EUR	550,000	596,872

			$3,581,431
Emerging Market Quasi-Sovereign - 5.2%
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)		$201,000	$212,558
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)		946,000	947,712
Banco Nacional de Comercio Exterior, S.N.C., 3.8% to 8/11/2021, FRN to 8/11/2026 (n)		226,000	215,265

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - continued
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/2021 (n)	$1,242,000	$1,318,231
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)	391,000	390,832
Comision Federal de Electricidad, 4.875%, 1/15/2024 (n)	517,000	520,102
Comision Federal de Electricidad, 4.875%, 1/15/2024	465,000	467,790
Comision Federal de Electricidad, 5.75%, 2/14/2042 (n)	915,000	857,813
Comision Federal de Electricidad, 6.125%, 6/16/2045 (n)	900,000	864,000
Corporacion Financiera de Desarrollo S.A., 4.75%, 7/15/2025 (n)	268,000	281,990
Empresa Nacional del Petroleo, 4.375%, 10/30/2024 (n)	296,000	299,751
Empresa Nacional del Petroleo, 3.75%, 8/05/2026 (n)	423,000	403,965
Gaz Capital S.A., 4.95%, 2/06/2028 (n)	492,000	481,107
Majapahit Holding B.V., 7.25%, 6/28/2017 (n)	1,029,000	1,049,580
Majapahit Holding B.V., 8%, 8/07/2019 (n)	1,197,000	1,343,932
Majapahit Holding B.V., 7.75%, 1/20/2020 (n)	1,045,000	1,172,490
Office Cherifien des Phosphates S.A., 4.5%, 10/22/2025 (n)	371,000	355,604
Office Cherifien des Phosphates S.A., 6.875%, 4/25/2044 (n)	373,000	382,325
Pertamina PT, 5.25%, 5/23/2021 (n)	511,000	540,379
Pertamina PT, 4.875%, 5/03/2022 (n)	540,000	558,739
Pertamina PT, 4.3%, 5/20/2023 (n)	323,000	325,066
Pertamina PT, 6%, 5/03/2042	680,000	670,805
Petrobras Global Finance B.V., 6.25%, 3/17/2024	1,043,000	1,047,172
Petrobras International Finance Co., 6.75%, 1/27/2041	1,159,000	1,031,858
Petroleos Mexicanos, 5.5%, 1/21/2021	1,199,000	1,246,720
Petroleos Mexicanos, 4.625%, 9/21/2023	221,000	215,475
Petroleos Mexicanos, 6.5%, 3/13/2027 (n)	186,000	191,292
Petroleos Mexicanos, 5.5%, 6/27/2044	82,000	67,257
Petroleos Mexicanos, 5.625%, 1/23/2046	213,000	177,695
Petroleos Mexicanos Co. Guar 08/26 6.875, 6.875%, 8/04/2026	205,000	217,054
Petroleos Mexicanos Co. Guar 09/47 6.75, 6.75%, 9/21/2047	161,000	151,936
PT Pelabuhan Indonesia III, 4.875%, 10/01/2024 (n)	200,000	204,500
PT Perusahaan Gas Negara (Persero) Tbk, 5.125%, 5/16/2024 (n)	438,000	454,865
PT Perusahaan Listrik Negara, 5.5%, 11/22/2021 (n)	752,000	810,566
Sinopec Capital (2013) Ltd., 3.125%, 4/24/2023 (n)	666,000	654,065
Sinopec Capital (2013) Ltd., 4.25%, 4/24/2043 (n)	548,000	521,230
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/2022 (n)	544,000	561,704
Southern Gas Corridor CJSC, 6.875%, 3/24/2026	1,367,000	1,477,208
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/2024 (n)	2,263,000	2,366,502
Three Gorges Finance I (Cayman Islands) Ltd., 3.7%, 6/10/2025 (n)	204,000	205,336

		$25,262,471
Emerging Market Sovereign - 7.6%
Dominican Republic, 7.5%, 5/06/2021 (n)	$879,000	$966,900
Dominican Republic, 6.6%, 1/28/2024 (n)	188,000	201,160
Dominican Republic, 5.875%, 4/18/2024 (n)	206,000	211,290
Dominican Republic, 5.5%, 1/27/2025 (n)	211,000	209,517
Oriental Republic of Uruguay, 4.5%, 8/14/2024	213,714	225,682
Oriental Republic of Uruguay, 4.375%, 10/27/2027	377,731	386,740
Republic of Argentina, 6.875%, 4/22/2021 (n)	1,489,000	1,583,552
Republic of Colombia, 8.125%, 5/21/2024	679,000	855,540
Republic of Colombia, 6.125%, 1/18/2041	435,000	481,763
Republic of Croatia, 5.5%, 4/04/2023 (n)	1,362,000	1,448,555
Republic of Hungary, 5.375%, 2/21/2023	674,000	734,849
Republic of Hungary, 7.625%, 3/29/2041	488,000	680,155
Republic of Indonesia, 6.875%, 1/17/2018	838,000	878,567
Republic of Indonesia, 11.625%, 3/04/2019	733,000	876,400
Republic of Indonesia, 4.875%, 5/05/2021 (n)	336,000	357,609

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - continued
Republic of Indonesia, 2.875%, 7/08/2021 (z)	EUR	375,000	$424,749
Republic of Indonesia, 3.375%, 4/15/2023 (n)		$517,000	508,389
Republic of Indonesia, 5.875%, 1/15/2024 (n)		225,000	251,060
Republic of Indonesia, 4.125%, 1/15/2025 (n)		339,000	340,960
Republic of Indonesia, 4.125%, 1/15/2025		1,422,000	1,430,221
Republic of Kazakhstan, 3.875%, 10/14/2024 (n)		427,000	427,521
Republic of Kazakhstan, 5.125%, 7/21/2025 (n)		983,000	1,055,101
Republic of Kazakhstan, 4.875%, 10/14/2044 (n)		207,000	199,238
Republic of Lithuania, 6.125%, 3/09/2021 (n)		499,000	558,880
Republic of Lithuania, 6.625%, 2/01/2022 (n)		1,425,000	1,654,251
Republic of Panama, 3.75%, 3/16/2025		231,000	233,310
Republic of Panama, 8.875%, 9/30/2027		1,273,000	1,772,653
Republic of Panama, 9.375%, 4/01/2029		873,000	1,250,573
Republic of Paraguay, 4.625%, 1/25/2023 (n)		212,000	215,263
Republic of Peru, 8.75%, 11/21/2033		629,000	932,493
Republic of Peru, 5.625%, 11/18/2050		217,000	250,635
Republic of Poland, 5%, 3/23/2022		609,000	663,932
Republic of Romania, 6.75%, 2/07/2022 (n)		1,074,000	1,227,045
Republic of Romania, 4.375%, 8/22/2023 (n)		486,000	502,281
Republic of Romania, 4.875%, 1/22/2024 (n)		328,000	348,767
Republic of Sri Lanka, 6.125%, 6/03/2025		1,336,000	1,281,192
Republic of Turkey, 7%, 3/11/2019		790,000	838,972
Republic of Turkey, 5.625%, 3/30/2021		670,000	689,564
Republic of Turkey, 6.25%, 9/26/2022		646,000	675,593
Republic of Turkey, 4.875%, 10/09/2026		1,229,000	1,145,281
Russian Federation, 4.875%, 9/16/2023 (n)		800,000	847,280
Russian Federation, 4.75%, 5/27/2026		1,000,000	1,032,720
Russian Federation, 7.5%, 3/31/2030		274,990	329,851
Russian Federation, 5.625%, 4/04/2042 (n)		600,000	650,148
Socialist Republic of Vietnam, 6.75%, 1/29/2020		273,000	297,550
State of Qatar, 4.625%, 6/02/2046		203,000	206,175
United Mexican States, 3.625%, 3/15/2022		1,710,000	1,726,245
United Mexican States, 4%, 10/02/2023		1,364,000	1,372,866
United Mexican States, 8.5%, 5/31/2029	MXN	29,290,000	1,490,570
United Mexican States, 5.75%, 10/12/2110		$408,000	379,085

			$37,308,693
Energy - Independent - 3.3%
Afren PLC, 11.5%, 2/01/2016 (a)(d)(n)		$335,000	$67
Afren PLC, 10.25%, 4/08/2019 (a)(d)(n)		219,000	44
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024 (z)		1,015,000	1,091,125
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		1,245,000	1,277,681
Concho Resources, Inc., 5.5%, 4/01/2023		1,115,000	1,156,813
Concho Resources, Inc., 4.375%, 1/15/2025		477,000	487,733
Consol Energy, Inc., 5.875%, 4/15/2022		485,000	469,238
Consol Energy, Inc., 8%, 4/01/2023		975,000	999,375
Continental Resources, Inc., 4.5%, 4/15/2023		1,110,000	1,096,125
Diamondback Energy, Inc., 5.375%, 5/31/2025 (n)		1,030,000	1,063,475
Gulfport Energy Corp., 6%, 10/15/2024 (n)		720,000	733,500
Gulfport Energy Corp., 6.375%, 5/15/2025 (z)		315,000	322,875
PDC Energy, Inc., 6.125%, 9/15/2024 (n)		1,035,000	1,081,575
Range Resources Corp., 4.875%, 5/15/2025		1,105,000	1,075,386
Rice Energy, Inc., 7.25%, 5/01/2023		940,000	1,008,150
Sanchez Energy Corp., 6.125%, 1/15/2023		1,300,000	1,248,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Energy - Independent - continued
Seven Generations Energy, 8.25%, 5/15/2020 (n)		$470,000	$498,788
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		422,000	395,576
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		1,025,000	960,819
Whiting Petroleum Corp., 6.25%, 4/01/2023		1,175,000	1,186,750

			$16,153,095
Energy - Integrated - 0.3%
Cenovus Energy, Inc., 6.75%, 11/15/2039		$632,000	$709,993
LUKOIL International Finance B.V., 4.563%, 4/24/2023 (n)		698,000	703,375

			$1,413,368
Entertainment - 1.3%
Carnival Corp., 1.875%, 11/07/2022	EUR	550,000	$623,133
Cedar Fair LP, 5.25%, 3/15/2021		$1,130,000	1,164,380
Cedar Fair LP, 5.375%, 6/01/2024		415,000	427,450
Cinemark USA, Inc., 5.125%, 12/15/2022		1,045,000	1,073,738
Cinemark USA, Inc., 4.875%, 6/01/2023		935,000	941,919
Six Flags Entertainment Corp., 5.25%, 1/15/2021 (n)		1,325,000	1,361,438
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (z)		555,000	550,838

			$6,142,896
Financial Institutions - 3.2%
AerCap Ireland Capital Ltd., 4.625%, 10/30/2020		$150,000	$157,554
Aircastle Ltd., 4.625%, 12/15/2018		790,000	819,625
Aircastle Ltd., 5.125%, 3/15/2021		550,000	578,188
Aircastle Ltd., 5.5%, 2/15/2022		980,000	1,028,902
CIT Group, Inc., 5.25%, 3/15/2018		1,115,000	1,152,353
CIT Group, Inc., 6.625%, 4/01/2018 (n)		1,447,000	1,520,074
CIT Group, Inc., 5.5%, 2/15/2019 (n)		1,014,000	1,066,809
Credit Acceptance Corp., 6.125%, 2/15/2021		106,000	107,590
Credit Acceptance Corp., 7.375%, 3/15/2023		1,035,000	1,061,972
International Lease Finance Corp., 7.125%, 9/01/2018 (n)		337,000	362,511
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018		785,000	796,775
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020		1,410,000	1,466,400
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021		345,000	351,469
Navient Corp., 8%, 3/25/2020		1,815,000	1,951,125
Navient Corp., 7.25%, 1/25/2022		1,570,000	1,615,138
Navient Corp., 7.25%, 9/25/2023		375,000	377,813
Navient Corp., 6.125%, 3/25/2024		455,000	430,544
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (z)		780,000	801,060

			$15,645,902
Food & Beverages - 3.0%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	325,000	$333,346
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022		$221,000	231,379
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		631,000	641,436
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		826,000	864,670
Aramark Services, Inc., 4.75%, 6/01/2026 (z)		660,000	657,360
Coca-Cola Co., 1.1%, 9/02/2036	EUR	110,000	103,527
Coca-Cola Enterprises, Inc., 1.875%, 3/18/2030	EUR	325,000	344,685
Constellation Brands, Inc., 4.25%, 5/01/2023		$894,000	938,441
Constellation Brands, Inc., 4.75%, 12/01/2025		313,000	333,736
Gruma S.A.B. de C.V., 4.875%, 12/01/2024 (n)		202,000	209,262
J.M. Smucker Co., 2.5%, 3/15/2020		121,000	122,065
J.M. Smucker Co., 4.375%, 3/15/2045		130,000	129,209

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Food & Beverages - continued
JB Y Co. S.A. de C.V., 3.75%, 5/13/2025 (n)		$150,000	$143,482
JBS Investments GmbH, 7.75%, 10/28/2020 (n)		201,000	212,558
JBS Investments GmbH, 7.25%, 4/03/2024		450,000	471,938
JBS USA LLC/JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)		1,080,000	1,115,100
Kraft Foods Group, Inc., 2.25%, 6/05/2017		700,000	702,447
Kraft Heinz Foods Co., 3.5%, 7/15/2022		340,000	345,802
Kraft Heinz Foods Co., 5%, 7/15/2035		173,000	181,386
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)		470,000	471,175
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)		245,000	245,306
PepsiCo, Inc., 2.15%, 10/14/2020		1,936,000	1,943,947
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024		735,000	777,123
Sun Merger Sub, Inc., 5.875%, 8/01/2021 (n)		1,440,000	1,503,230
Tyson Foods, Inc., 5.15%, 8/15/2044		156,000	163,757
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)		910,000	950,950
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)		239,000	243,124
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)		124,000	127,845

			$14,508,286
Food & Drug Stores - 0.3%
Walgreens Boots Alliance, Inc., 2.7%, 11/18/2019		$580,000	$587,945
Walgreens Boots Alliance, Inc., 2.875%, 11/20/2020	GBP	200,000	262,210
Walgreens Boots Alliance, Inc., 4.65%, 6/01/2046		$614,000	614,683

			$1,464,838
Forest & Paper Products - 0.1%
Appvion, Inc., 9%, 6/01/2020 (n)		$550,000	$305,250

Gaming & Lodging - 1.9%
CCM Merger, Inc., 9.125%, 5/01/2019 (n)		$680,000	$703,922
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023		895,000	959,888
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026		160,000	166,800
Greektown Holdings LLC, 8.875%, 3/15/2019 (n)		950,000	995,125
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/2021		1,125,000	1,159,960
Isle of Capri Casinos, Inc., 8.875%, 6/15/2020		280,000	292,250
Isle of Capri Casinos, Inc., 5.875%, 3/15/2021		960,000	992,448
MGM Resorts International, 6.625%, 12/15/2021		1,105,000	1,232,075
MGM Resorts International, 6%, 3/15/2023		745,000	800,875
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021		1,030,000	1,050,600
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023		350,000	353,500
Wyndham Worldwide Corp., 2.5%, 3/01/2018		650,000	653,979

			$9,361,422
Industrial - 0.3%
Howard Hughes Corp., 6.875%, 10/01/2021 (n)		$1,260,000	$1,327,725

Insurance - 0.8%
AIG SunAmerica Global Financing X, 6.9%, 3/15/2032 (n)		$484,000	$616,706
American International Group, Inc., 1.5%, 6/08/2023	EUR	230,000	250,773
American International Group, Inc., 3.75%, 7/10/2025		$642,000	644,177
Aviva PLC, 3.375%, 12/04/2045	EUR	300,000	313,932
CNP Assurances S.A., 6% to 9/14/2020, FRN to 9/14/2040	EUR	400,000	489,013
Delta Lloyd N.V., FRN, 9%, 8/29/2042	EUR	450,000	608,247
Old Mutual PLC, 7.875%, 11/03/2025	GBP	450,000	663,882
Unum Group, 4%, 3/15/2024		$259,000	260,574

			$3,847,304

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Insurance - Health - 0.4%
Aetna, Inc., 2.8%, 6/15/2023		$460,000	$456,316
Centene Corp., 5.625%, 2/15/2021		460,000	482,908
Centene Corp., 6.125%, 2/15/2024		765,000	812,813

			$1,752,037
Insurance - Property & Casualty - 0.9%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$359,000	$358,427
Berkshire Hathaway, Inc., 2.15%, 3/15/2028	EUR	360,000	408,934
Berkshire Hathaway, Inc., 1.625%, 3/16/2035	EUR	325,000	319,254
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		$144,000	144,397
Chubb INA Holdings, Inc., 2.875%, 11/03/2022		336,000	338,693
CNA Financial Corp., 5.875%, 8/15/2020		700,000	778,075
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		567,000	595,067
Liberty Mutual Group, Inc., 2.75%, 5/04/2026 (z)	EUR	120,000	132,886
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018		$330,000	333,689
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		315,000	320,050
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		197,000	193,039
QBE Capital Funding III Ltd., 7.5% to 5/24/2021, FRN to 5/24/2041	GBP	300,000	416,453

			$4,338,964
International Market Quasi-Sovereign - 0.1%
Electricite de France S.A., 5.375% to 1/29/2025, FRN to 1/29/2049	EUR	300,000	$325,515

International Market Sovereign - 0.1%
Government of Japan, 2.1%, 9/20/2024	JPY	11,350,000	$116,406
Government of Japan, 0.3%, 12/20/2025	JPY	25,450,000	230,191
Government of Japan, 2.4%, 3/20/2037	JPY	12,200,000	143,110

			$489,707
Internet - 0.4%
Baidu, Inc., 4.125%, 6/30/2025		$240,000	$244,895
Baidu, Inc., 3.25%, 8/06/2018		1,316,000	1,338,043
Baidu, Inc., 3.5%, 11/28/2022		475,000	477,609

			$2,060,547
Local Authorities - 0.2%
Province of Alberta, 1.25%, 6/01/2020	CAD	302,000	$230,861
Province of Alberta, 4.5%, 12/01/2040	CAD	410,000	369,124
Province of Manitoba, 4.15%, 6/03/2020	CAD	266,000	222,543

			$822,528
Machinery & Tools - 1.0%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)		$1,125,000	$1,181,250
CNH Industrial Capital LLC, 4.375%, 11/06/2020		1,760,000	1,823,800
CNH Industrial N.V., 4.5%, 8/15/2023		630,000	630,378
H&E Equipment Services Co., 7%, 9/01/2022		1,065,000	1,122,254
Light Tower Rentals, Inc., 8.125%, 8/01/2019 (a)(d)(n)		520,000	233,955

			$4,991,637
Major Banks - 3.5%
ABN AMRO North America Finance, Inc., 7.125%, 7/06/2022	EUR	250,000	$341,732
Bank of America Corp., 2.625%, 4/19/2021		$563,000	558,767
Bank of America Corp., 3.248%, 10/21/2027		1,532,000	1,446,245
Bank of America Corp., FRN, 6.1%, 12/29/2049		2,167,000	2,259,098
Bank of New York Mellon Corp., 3.442 to 2/07/2027, FRN to 2/07/2028		647,000	647,000
Barclays Bank PLC, 6%, 1/14/2021	EUR	350,000	438,792
Barclays Bank PLC, 6.75% to 1/16/2018, FRN to 1/16/2023	GBP	200,000	261,849

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Major Banks - continued
Credit Agricole S.A., 7.375%, 12/18/2023	GBP	200,000	$320,109
Credit Agricole S.A., 7.875% to 10/26/2019, FRN to 10/29/2049	EUR	350,000	439,104
Goldman Sachs Group, Inc., 7.5%, 2/15/2019		$1,200,000	1,326,929
HSBC Holdings PLC, 4.375%, 11/23/2026		399,000	401,125
JPMorgan Chase & Co., 3.25%, 9/23/2022		765,000	774,781
JPMorgan Chase & Co., 2.95%, 10/01/2026		1,137,000	1,075,205
JPMorgan Chase & Co., 6.75% to 2/01/2024, FRN to 8/29/2049		486,000	531,883
JPMorgan Chase & Co., 6% to 8/01/2023, FRN to 12/29/2049		1,515,000	1,556,663
Morgan Stanley, 6.625%, 4/01/2018		1,000,000	1,054,692
Morgan Stanley, 3.125%, 7/27/2026		572,000	543,108
Morgan Stanley, 3.95%, 4/23/2027		423,000	413,596
Nationwide Building Society, 1.25%, 3/03/2025	EUR	380,000	412,589
PNC Bank N.A., 2.6%, 7/21/2020		$1,067,000	1,078,280
Royal Bank of Scotland Group PLC, 8.625% to 8/15/2021, FRN to 12/29/2049		435,000	449,138
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/2065		710,000	688,700

			$17,019,385
Medical & Health Technology & Services - 4.7%
AmSurg Corp., 5.625%, 7/15/2022		$765,000	$787,950
Becton, Dickinson and Co., 3.734%, 12/15/2024		66,000	67,650
Becton, Dickinson and Co., 4.685%, 12/15/2044		270,000	278,916
CHS/Community Health Systems, Inc., 6.875%, 2/01/2022		1,080,000	785,700
DaVita, Inc., 5.125%, 7/15/2024		425,000	419,688
DaVita, Inc., 5%, 5/01/2025		985,000	961,360
Envision Healthcare Corp., 6.25%, 12/01/2024 (n)		385,000	405,213
Fresenius U.S. Finance II, Inc., 4.25%, 2/01/2021 (n)		84,000	87,465
HCA, Inc., 4.25%, 10/15/2019		785,000	812,475
HCA, Inc., 7.5%, 2/15/2022		980,000	1,114,750
HCA, Inc., 5.875%, 3/15/2022		935,000	1,015,644
HCA, Inc., 5%, 3/15/2024		950,000	989,188
HCA, Inc., 5.375%, 2/01/2025		2,075,000	2,116,500
HCA, Inc., 5.875%, 2/15/2026		505,000	525,200
HCA, Inc., 5.25%, 6/15/2026		471,000	491,018
HealthSouth Corp., 5.125%, 3/15/2023		1,020,000	1,014,900
HealthSouth Corp., 5.75%, 11/01/2024		860,000	873,975
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		364,000	361,097
LifePoint Health, Inc., 5.375%, 5/01/2024 (n)		905,000	866,538
MEDNAX, Inc., 5.25%, 12/01/2023 (n)		760,000	784,700
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)		770,000	775,128
Quorum Health Corp., 11.625%, 4/15/2023 (n)		830,000	780,200
Tenet Healthcare Corp., 8%, 8/01/2020		2,135,000	2,148,344
Tenet Healthcare Corp., 8.125%, 4/01/2022		1,500,000	1,515,000
Tenet Healthcare Corp., 6.75%, 6/15/2023		995,000	940,275
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		367,000	362,635
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026		245,000	231,577
Universal Health Services, Inc., 7.625%, 8/15/2020		1,010,000	1,002,425
Universal Health Services, Inc., 5%, 6/01/2026 (n)		359,000	357,205

			$22,872,716
Medical Equipment - 0.7%
Hologic, Inc., 5.25%, 7/15/2022 (n)		$1,000,000	$1,042,500
Medtronic, Inc., 3.5%, 3/15/2025		437,000	446,630
Teleflex, Inc., 5.25%, 6/15/2024		955,000	983,650
Teleflex, Inc., 4.875%, 6/01/2026		445,000	442,775
Zimmer Biomet Holdings, Inc., 2.425%, 12/13/2026	EUR	300,000	332,945

			$3,248,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Metals & Mining - 2.6%
Barrick Gold Corp., 4.1%, 5/01/2023		$369,000	$387,781
Cameco Corp., 5.67%, 9/02/2019	CAD	420,000	346,861
Commercial Metals Co., 4.875%, 5/15/2023		$828,000	844,560
First Quantum Minerals Ltd., 7%, 2/15/2021 (n)		375,000	384,375
Freeport-McMoRan, Inc., 3.875%, 3/15/2023		840,000	774,900
Freeport-McMoRan, Inc., 6.5%, 11/15/2020 (z)		130,000	133,250
Freeport-McMoRan, Inc., 6.875%, 2/15/2023 (z)		882,000	919,485
Freeport-McMoRan, Inc., 5.45%, 3/15/2043		375,000	322,500
Glencore Finance (Europe) S.A., 6.5%, 2/27/2019	GBP	150,000	207,219
Glencore Finance (Europe) S.A., 1.25%, 3/17/2021	EUR	400,000	437,370
Glencore Finance (Europe) S.A., 1.75%, 3/17/2025	EUR	300,000	315,197
GrafTech International Co., 6.375%, 11/15/2020		$845,000	695,013
Kaiser Aluminum Corp., 5.875%, 5/15/2024		680,000	712,300
Kinross Gold Corp., 5.125%, 9/01/2021		410,000	426,400
Kinross Gold Corp., 5.95%, 3/15/2024		795,000	834,154
Lundin Mining Corp., 7.5%, 11/01/2020 (n)		310,000	328,730
Lundin Mining Corp., 7.875%, 11/01/2022 (n)		445,000	485,050
Southern Copper Corp., 5.25%, 11/08/2042		700,000	663,978
Southern Copper Corp., 5.875%, 4/23/2045		753,000	767,381
Steel Dynamics, Inc., 5.125%, 10/01/2021		435,000	450,225
Steel Dynamics, Inc., 5.25%, 4/15/2023		195,000	203,044
Steel Dynamics, Inc., 5.5%, 10/01/2024		435,000	461,644
Steel Dynamics, Inc., 5%, 12/15/2026 (n)		100,000	101,750
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/2020		560,000	558,600
Suncoke Energy, Inc., 7.625%, 8/01/2019		130,000	129,009
TMS International Corp., 7.625%, 10/15/2021 (n)		700,000	698,250

			$12,589,026
Midstream - 3.8%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$542,000	$527,949
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)		1,320,000	1,353,000
Crestwood Midstream Partners LP, 6%, 12/15/2020		625,000	643,750
Crestwood Midstream Partners LP, 6.125%, 3/01/2022		300,000	310,200
Dominion Gas Holdings LLC, 2.8%, 11/15/2020		415,000	420,784
Enbridge, Inc., 6% to 1/15/2027, FRN to 1/15/2077		476,000	481,950
Energy Transfer Equity LP, 7.5%, 10/15/2020		1,795,000	2,014,888
Enterprise Products Operating LLC, 3.9%, 2/15/2024		287,000	295,829
Enterprise Products Operating LLC, 4.85%, 3/15/2044		148,000	150,895
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/2022		925,000	929,625
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032		1,614,000	2,014,766
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044		281,000	291,507
ONEOK, Inc., 7.5%, 9/01/2023		475,000	552,188
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021		1,185,000	1,279,800
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023		1,465,000	1,589,525
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024		545,000	593,369
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025		1,125,000	1,222,031
Sabine Pass Liquefaction LLC, 5%, 3/15/2027 (n)		500,000	524,375
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/2019		775,000	786,625
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023		415,000	425,375
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027 (n)		1,280,000	1,326,400
Williams Cos., Inc., 4.55%, 6/24/2024		1,050,000	1,063,125

			$18,797,956

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Mortgage-Backed - 5.4%
Fannie Mae, 5.5%, 1/01/2037 - 8/01/2037		$1,473,684	$1,648,847
Fannie Mae, 4%, 9/01/2040 - 2/01/2045		2,724,457	2,867,305
Fannie Mae, 3.5%, 3/01/2045 - 7/01/2046		3,366,476	3,448,778
Fannie Mae, FRN, 0.814%, 5/25/2018		4,202,619	4,195,563
Freddie Mac, 3.329%, 5/25/2025		5,000,000	5,197,326
Freddie Mac, 2.673%, 3/25/2026		1,099,000	1,080,499
Freddie Mac, 4%, 4/01/2044		195,955	205,821
Freddie Mac, 3.5%, 9/01/2045		4,680,158	4,783,651
Ginnie Mae, 3.5%, 5/20/2046		2,997,946	3,109,745

			$26,537,535
Natural Gas - Distribution - 0.1%
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		$377,000	$378,282

Network & Telecom - 2.0%
AT&T, Inc., 4.75%, 5/15/2046		$1,593,000	$1,455,073
British Telecom PLC, 5.75%, 12/07/2028	GBP	300,000	489,562
Centurylink, Inc., 6.45%, 6/15/2021		$970,000	1,030,625
Centurylink, Inc., 7.65%, 3/15/2042		890,000	809,344
Columbus International, Inc., 7.375%, 3/30/2021 (n)		200,000	212,500
Deutsche Telekom International Finance B.V., 1.5%, 4/03/2028	EUR	400,000	425,490
Frontier Communications Corp., 6.25%, 9/15/2021		$540,000	504,900
Frontier Communications Corp., 7.125%, 1/15/2023		665,000	595,175
Frontier Communications Corp., 9%, 8/15/2031		680,000	586,289
Telecom Italia Capital, 6%, 9/30/2034		320,000	315,200
Telecom Italia S.p.A., 3.625%, 1/19/2024	EUR	500,000	567,266
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)		$1,165,000	1,171,408
Verizon Communications, Inc., 1.75%, 8/15/2021		281,000	268,263
Verizon Communications, Inc., 6.4%, 9/15/2033		500,000	606,250
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)		595,000	609,161

			$9,646,506
Oil Services - 0.5%
Bristow Group, Inc., 6.25%, 10/15/2022		$860,000	$768,625
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/2022 (n)		1,302,178	426,463
Trinidad Drilling Ltd., 6.625%, 2/15/2025 (z)		250,000	255,625
Weatherford International Ltd., 8.25%, 6/15/2023		1,005,000	1,025,100

			$2,475,813
Oils - 0.4%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)		$730,000	$779,859
CITGO Petroleum Corp., 6.25%, 8/15/2022 (n)		880,000	910,800
Valero Energy Corp., 4.9%, 3/15/2045		440,000	435,382

			$2,126,041
Other Banks & Diversified Financials - 2.5%
Banco Popolare Societa Cooperativa, 3.5%, 3/14/2019	EUR	600,000	$668,860
Bancolombia S.A., 5.95%, 6/03/2021		$1,094,000	1,201,321
Bank of Iceland, 1.75%, 9/07/2020	EUR	600,000	661,127
BBVA Banco Continental S.A., 5.25% to 9/22/2024, FRN to 9/22/2029 (n)		$104,000	107,900
BBVA Bancomer S.A. de C.V., 6.5%, 3/10/2021 (n)		1,207,000	1,291,104
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)		424,000	461,100
Belfius Bank S.A., 3.125%, 5/11/2026	EUR	300,000	324,430
BPCE S.A., 4.5%, 3/15/2025 (n)		$302,000	295,064
Citigroup, Inc., 3.2%, 10/21/2026		871,000	825,040

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
Citizens Bank N.A., 2.55%, 5/13/2021		$256,000	$254,872
Discover Bank, 7%, 4/15/2020		249,000	276,981
Discover Bank, 4.25%, 3/13/2026		312,000	317,876
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)		2,233,000	2,735,425
Industrial Senior Trust Co., 5.5%, 11/01/2022 (n)		220,000	212,945
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	250,000	343,854
UBS Group AG, 6.875%, 12/29/2049		$990,000	985,981
UBS Group Funding (Jersey) Ltd., 1.5%, 11/30/2024	EUR	500,000	537,657
UniCredit S.p.A., 4.375% to 1/03/2022, FRN to 1/03/2027	EUR	600,000	654,365

			$12,155,902
Personal Computers & Peripherals - 0.0%
Equifax, Inc., 2.3%, 6/01/2021		$240,000	$236,290

Pharmaceuticals - 1.4%
Celgene Corp., 2.875%, 8/15/2020		$600,000	$609,505
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/2022 (n)		1,440,000	1,303,200
Forest Laboratories, Inc., 4.375%, 2/01/2019 (n)		618,000	641,742
Gilead Sciences, Inc., 2.35%, 2/01/2020		667,000	672,629
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)		790,000	732,725
Mallinckrodt International Finance S.A., 5.5%, 4/15/2025 (n)		640,000	551,200
Valeant Pharmaceuticals International, Inc., 7%, 10/01/2020 (n)		1,570,000	1,420,850
Valeant Pharmaceuticals International, Inc., 7.5%, 7/15/2021 (n)		525,000	456,094
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/2022 (n)		780,000	655,294

			$7,043,239
Precious Metals & Minerals - 0.5%
Eldorado Gold Corp., 6.125%, 12/15/2020 (n)		$1,335,000	$1,365,038
Teck Resources Ltd., 4.5%, 1/15/2021		415,000	422,263
Teck Resources Ltd., 8%, 6/01/2021 (n)		395,000	435,488
Teck Resources Ltd., 3.75%, 2/01/2023		255,000	247,669

			$2,470,458
Printing & Publishing - 0.9%
Nielsen Finance LLC, 5%, 4/15/2022 (n)		$1,295,000	$1,322,519
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/2024		1,075,000	1,122,031
TEGNA, Inc., 5.125%, 7/15/2020		460,000	476,100
TEGNA, Inc., 4.875%, 9/15/2021 (n)		420,000	430,500
TEGNA, Inc., 6.375%, 10/15/2023		840,000	888,300

			$4,239,450
Real Estate - Apartment - 0.2%
Grand City Properties S.A., 3.75% to 2/18/2022, FRN to 12/29/2049	EUR	300,000	$326,428
Vonovia SE, REIT, 2.125%, 7/09/2022	EUR	450,000	516,604

			$843,032
Real Estate - Healthcare - 0.5%
MPT Operating Partnership LP, REIT, 6.375%, 2/15/2022		$1,335,000	$1,381,725
MPT Operating Partnership LP, REIT, 5.25%, 8/01/2026		990,000	972,675

			$2,354,400
Real Estate - Office - 0.1%
Merlin Properties SOCIMI S.A., REIT, 2.225%, 4/25/2023	EUR	450,000	$496,306

Real Estate - Other - 0.9%
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/2021		$1,915,000	$2,001,175
Felcor Lodging LP, REIT, 5.625%, 3/01/2023		1,130,000	1,169,550

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Real Estate - Other - continued
Fibra Uno, REIT, 6.95%, 1/30/2044 (n)		$390,000	$355,875
Starwood Property Trust, Inc., REIT, 5%, 12/15/2021 (n)		655,000	665,644

			$4,192,244
Real Estate - Retail - 0.1%
DDR Corp., REIT, 3.625%, 2/01/2025		$692,000	$669,608

Restaurants - 0.1%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)		$580,000	$586,763

Retailers - 1.6%
Best Buy Co., Inc., 5.5%, 3/15/2021		$734,000	$797,662
Dollar Tree, Inc., 5.75%, 3/01/2023		1,350,000	1,429,650
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/2021 (n)		585,000	577,688
Hanesbrands Finance Luxembourg S.C.A., 3.5%, 6/15/2024 (z)	EUR	200,000	222,884
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)		$740,000	728,900
Home Depot, Inc., 2.625%, 6/01/2022		585,000	589,017
Home Depot, Inc., 3%, 4/01/2026		475,000	470,959
Home Depot, Inc., 4.875%, 2/15/2044		378,000	422,015
Rite Aid Corp., 9.25%, 3/15/2020		320,000	330,816
Rite Aid Corp., 6.75%, 6/15/2021		265,000	275,600
Rite Aid Corp., 6.125%, 4/01/2023 (n)		700,000	728,875
S.A.C.I. Falabella, 4.375%, 1/27/2025 (n)		389,000	398,341
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025		550,000	574,750
Wesfarmers Ltd., 1.874%, 3/20/2018 (n)		156,000	156,176

			$7,703,333
Specialty Chemicals - 1.2%
A. Schulman, Inc., 6.875%, 6/01/2023 (z)		$960,000	$1,012,800
Chemtura Corp., 5.75%, 7/15/2021		1,430,000	1,487,200
Ecolab, Inc., 2.625%, 7/08/2025	EUR	275,000	326,062
Koppers, Inc., 6%, 2/15/2025 (z)		$725,000	750,375
Mexichem S.A.B. de C.V., 5.875%, 9/17/2044 (n)		540,000	487,339
Univar USA, Inc., 6.75%, 7/15/2023 (n)		1,660,000	1,726,400

			$5,790,176
Specialty Stores - 0.7%
Argos Merger Sub, Inc., 7.125%, 3/15/2023 (n)		$1,300,000	$1,277,250
Group 1 Automotive, Inc., 5%, 6/01/2022		1,150,000	1,164,375
Michaels Stores, Inc., 5.875%, 12/15/2020 (n)		820,000	842,550
Rallye S.A., 4.25%, 3/11/2019	EUR	300,000	336,098

			$3,620,273
Supermarkets - 0.4%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024 (n)		$1,200,000	$1,250,640
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	421,000	363,194
William Morrison Supermarkets PLC, 3.5%, 7/27/2026	GBP	150,000	196,232

			$1,810,066
Supranational - 0.3%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	270,000	$206,530
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	405,000	331,379
International Finance Corp., 3.25%, 7/22/2019	AUD	585,000	454,306
West African Development Bank, 5.5%, 5/06/2021 (n)		$543,000	562,439

			$1,554,654

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Telecommunications - Wireless - 3.8%
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)		$585,000	$620,831
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)		725,000	766,688
America Movil S.A.B. de C.V., 1.5%, 3/10/2024	EUR	420,000	450,850
American Tower Corp., REIT, 3.5%, 1/31/2023		$743,000	745,122
American Tower Corp., REIT, 4%, 6/01/2025		514,000	514,995
Crown Castle International Corp., 3.7%, 6/15/2026		232,000	226,058
Digicel Group Ltd., 8.25%, 9/30/2020 (n)		615,000	545,044
Digicel Group Ltd., 6%, 4/15/2021 (n)		1,279,000	1,192,412
Digicel Group Ltd., 7.125%, 4/01/2022 (n)		756,000	604,467
Digicel Group Ltd., 6.75%, 3/01/2023 (n)		1,338,000	1,243,504
Digicel Group Ltd., 6.75%, 3/01/2023		253,000	235,132
Millicom International Cellular S.A., 6.625%, 10/15/2021 (n)		412,000	430,540
SBA Tower Trust, 2.898%, 10/15/2044 (n)		439,000	442,041
SFR Group S.A., 7.375%, 5/01/2026 (n)		765,000	785,081
Sprint Capital Corp., 6.875%, 11/15/2028		1,210,000	1,246,300
Sprint Corp., 7.875%, 9/15/2023		1,470,000	1,605,975
Sprint Corp., 7.125%, 6/15/2024		1,230,000	1,285,350
Sprint Nextel Corp., 9%, 11/15/2018 (n)		470,000	514,650
Sprint Nextel Corp., 6%, 11/15/2022		1,130,000	1,146,950
T-Mobile USA, Inc., 6.125%, 1/15/2022		145,000	153,338
T-Mobile USA, Inc., 6.5%, 1/15/2024		405,000	436,428
T-Mobile USA, Inc., 6.25%, 4/01/2021		1,675,000	1,735,635
T-Mobile USA, Inc., 6.633%, 4/28/2021		540,000	562,950
T-Mobile USA, Inc., 6.5%, 1/15/2026		800,000	879,000
VimpelCom Ltd., 5.95%, 2/13/2023 (n)		255,000	266,781

			$18,636,122
Telephone Services - 0.4%
Level 3 Financing, Inc., 5.375%, 1/15/2024		$390,000	$394,388
Level 3 Financing, Inc., 5.375%, 5/01/2025		1,170,000	1,194,137
TELUS Corp., 5.05%, 7/23/2020	CAD	425,000	360,201

			$1,948,726
Tobacco - 0.5%
B.A.T. International Finance PLC, 0.875%, 10/13/2023	EUR	300,000	$319,336
Imperial Tobacco Finance PLC, 4.25%, 7/21/2025 (n)		$742,000	763,767
Philip Morris International, Inc., 4.875%, 11/15/2043		356,000	379,377
Reynolds American, Inc., 8.125%, 6/23/2019		257,000	291,875
Reynolds American, Inc., 3.25%, 6/12/2020		69,000	70,769
Reynolds American, Inc., 4.45%, 6/12/2025		169,000	177,139
Reynolds American, Inc., 5.7%, 8/15/2035		202,000	231,110

			$2,233,373
Transportation - Services - 0.5%
Compagnie Financial et Indus Unternehmensanleihe, 0.75%, 9/09/2028	EUR	400,000	$395,644
Delhi International Airport, 6.125%, 10/31/2026 (n)		$200,000	207,689
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	200,000	316,180
Navios Maritime Acquisition Corp., 8.125%, 11/15/2021 (n)		$396,000	359,370
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)		870,000	596,494
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022		180,000	166,275
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)		585,000	429,975
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/2021 (a)(d)		246,000	43,050

			$2,514,677

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
U.S. Government Agencies and Equivalents - 4.5%
Fannie Mae, 1.125%, 4/27/2017		$10,877,000	$10,892,369
Freddie Mac, 0.875%, 2/22/2017		10,902,000	10,904,431

			$21,796,800
U.S. Treasury Obligations - 6.2%
U.S. Treasury Bonds, 3.125%, 11/15/2041 (f)		$12,069,000	$12,275,489
U.S. Treasury Notes, 0.875%, 11/30/2017		12,000,000	12,007,032
U.S. Treasury Notes, 2.25%, 11/15/2025		6,000,000	5,916,798

			$30,199,319
Utilities - Electric Power - 3.0%
Calpine Corp., 5.5%, 2/01/2024		$920,000	$897,000
Calpine Corp., 5.75%, 1/15/2025		730,000	713,575
CMS Energy Corp., 5.05%, 3/15/2022		500,000	547,759
Covanta Holding Corp., 7.25%, 12/01/2020		1,815,000	1,868,543
Covanta Holding Corp., 6.375%, 10/01/2022		320,000	330,000
Covanta Holding Corp., 5.875%, 3/01/2024		595,000	592,025
Duke Energy Florida LLC, 3.2%, 1/15/2027		589,000	590,131
Dynegy, Inc., 7.375%, 11/01/2022		380,000	375,250
Dynegy, Inc., 8%, 1/15/2025 (n)		255,000	244,800
E.ON International Finance B.V., 6.375%, 6/07/2032	GBP	200,000	346,350
EDP Finance B.V., 5.25%, 1/14/2021 (n)		$200,000	212,873
Emera U.S. Finance LP, 2.7%, 6/15/2021		142,000	140,910
Emera U.S. Finance LP, 3.55%, 6/15/2026		162,000	158,791
Empresa de Energia de Bogota S.A., 6.125%, 11/10/2021 (n)		303,000	312,848
Enel S.p.A., 8.75% to 9/24/2023, FRN to 9/24/2073 (n)		500,000	570,000
Enel S.p.A., 6.625% to 9/15/2021, FRN to 9/15/2076	GBP	230,000	307,424
Energias de Portugal S.A., 5.375%, 9/16/2075	EUR	500,000	561,124
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)		$609,000	609,075
Greenko Dutch B.V., 8%, 8/01/2019 (n)		410,000	435,113
Innogy Finance B.V., 4.75%, 1/31/2034	GBP	100,000	146,857
NRG Energy, Inc., 6.625%, 3/15/2023		$1,530,000	1,575,900
NRG Energy, Inc., 7.25%, 5/15/2026 (n)		745,000	779,456
PPL Capital Funding, Inc., 3.1%, 5/15/2026		561,000	538,264
PPL Capital Funding, Inc., 5%, 3/15/2044		270,000	282,554
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		183,000	198,475
Southern Co., 2.95%, 7/01/2023		333,000	328,209
Southern Co., 4.4%, 7/01/2046		502,000	496,751
Transelec S.A., 4.25%, 1/14/2025 (n)		535,000	542,684

			$14,702,741

Utilities - Gas - 0.1%
Transport de Gas Peru, 4.25%, 4/30/2028 (n)		$387,000	$386,033
Total Bonds			$566,540,277

Floating Rate Loans (g)(r) - 1.9%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.95%, 2/28/2020		$578,506	$577,060

Broadcasting - 0.1%
Mission Broadcasting Inc. Term Loan B, 3.76%, 9/26/2023 (o)		$30,353	$30,619
Nexstar Broadcasting Inc. Term Loan B, 3.76%, 9/26/2023 (o)		329,435	332,318

			$362,937

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Building - 0.2%
ABC Supply Co., Inc., Term Loan B, 3.5%, 10/31/2023	$961,019	$967,175
HD Supply, Inc., Term Loan B, 3.74%, 8/13/2021	291,343	292,872

		$1,260,047
Chemicals - 0.1%
GCP Applied Technologies, Inc., Term Loan B, 4.24%, 2/03/2022	$315,359	$318,119

Computer Software - Systems - 0.1%
CDW LLC, Term Loan B, 3.25%, 8/17/2023	$382,478	$384,709
Sabre, Inc., Term Loan B, 4%, 2/19/2019	293,900	295,308

		$680,017
Conglomerates - 0.1%
Entegris, Inc., Term Loan B, 3.52%, 4/30/2021	$497,111	$500,218

Consumer Products - 0.1%
Spectrum Brands, Inc., Term Loan, 3.37%, 6/23/2022	$277,309	$280,159

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.27%, 3/06/2020	$358,762	$360,556
Six Flags Theme Parks, Inc., Term Loan B, 6/30/2022 (o)	293,900	296,380

		$656,936
Food & Beverages - 0.1%
Pinnacle Foods Finance LLC, Term Loan I, 3.52%, 1/13/2023	$292,423	$293,474

Gaming & Lodging - 0.1%
Hilton Worldwide Finance LLC, Term Loan B1, 3.5%, 10/25/2020	$519,266	$523,068

Medical & Health Technology & Services - 0.1%
DaVita HealthCare Partners, Inc., Term Loan B, 3.53%, 6/24/2021	$695,721	$703,766

Printing & Publishing - 0.1%
CBS Outdoor Americas Capital LLC, Term Loan B, 3%, 1/31/2021	$474,002	$474,496

Retailers - 0.1%
Rite Aid Corp., Second Lien Term Loan, 4.87%, 6/21/2021	$328,597	$329,076

Telephone Services - 0.1%
Level 3 Financing, Inc., Term Loan B, 4%, 1/15/2020	$352,300	$354,502

Transportation - Services - 0.2%
Commercial Barge Line Co., First Lien Term Loan, 9.75%, 11/12/2020	$1,335,144	$1,265,049

Utilities - Electric Power - 0.2%
Calpine Construction Finance Co. LP, Term Loan B1, 3.03%, 5/03/2020	$905,884	$905,507
Total Floating Rate Loans		$9,484,431

Common Stocks - 0.1%
Energy - Independent - 0.1%
Pacific Exploration & Production Corp.	10,145	$405,962

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Money Market Funds - 1.9%
MFS Institutional Money Market Portfolio, 0.62% (v)	9,192,522	$9,192,522
Total Investments		$585,623,192

Other Assets, Less Liabilities - (20.0)%		(97,683,707)
Net Assets - 100.0%		$487,939,485

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $174,086,704, representing 35.7% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(q)	Interest received was less than stated coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
A. Schulman, Inc., 6.875%, 6/01/2023	12/02/16-1/19/17	$1,009,393	$1,012,800
ABC Supply Co., Inc., 5.75%, 12/15/2023	1/26/17-1/30/17	494,872	494,000
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024	12/02/16-1/05/17	1,026,989	1,091,125
Aramark Services, Inc., 4.75%, 6/01/2026	12/20/16-1/19/17	654,965	657,360
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.356%, 12/28/2040	3/01/06	1,797,428	1,378,639
Crown European Holdings S.A., 3.375%, 5/15/2025	4/28/15	713,278	713,077
First Union National Bank Commercial Mortgage Trust, FRN, 2.477%, 1/12/2043	12/11/03	458	626
Freeport-McMoRan, Inc., 6.5%, 11/15/2020	5/25/16	124,621	133,250
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	10/07/16-1/24/17	924,107	919,485
Gulfport Energy Corp., 6.375%, 5/15/2025	12/15/16	315,000	322,875
Hanesbrands Finance Luxembourg S.C.A., 3.5%, 6/15/2024	5/19/16	223,940	222,884
KLX, Inc., 5.875%, 12/01/2022	1/09/17-1/13/17	260,427	261,875
Koppers, Inc., 6%, 2/15/2025	1/19/17-1/26/17	727,749	750,375
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	4/26/16	134,533	132,886
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.553%, 10/15/2027	7/27/16	2,488,028	2,493,924
Morgan Stanley Capital I, Inc., FRN, 1.481%, 4/28/2039	7/20/04	18,177	10,091
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024	1/20/17-1/23/17	786,344	801,060
Republic of Indonesia, 2.875%, 7/08/2021	7/02/14	509,741	424,749
Six Flags Entertainment Corp., 4.875%, 7/31/2024	12/08/16-1/12/17	551,045	550,838
Spectrum Brands, Inc., 4%, 10/01/2026	9/14/16	314,972	311,745
Transdigm, Inc., 6.375%, 6/15/2026	1/23/17	154,613	152,675
Trinidad Drilling Ltd., 6.625%, 2/15/2025	1/27/17	250,000	255,625
Total Restricted Securities			$13,091,964
% of Net assets			2.7%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

Derivative Contracts at 1/31/17

Forward Foreign Currency Exchange Contracts at 1/31/17

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	CAD	Citibank N.A.	487,516	3/10/17	$365,833	$374,790	$8,957
BUY	CHF	Goldman Sachs International	200,000	3/10/17	198,517	202,504	3,987
BUY	DKK	Citibank N.A.	11,054	3/10/17	1,606	1,607	1
BUY	EUR	Citibank N.A.	1,143,746	3/10/17	1,216,953	1,236,497	19,544
BUY	EUR	Goldman Sachs International	834,898	3/10/17	896,777	902,603	5,826
BUY	EUR	Morgan Stanley Capital Services, Inc.	2,025,848	3/10/17	2,137,186	2,190,133	52,947
BUY	GBP	Citibank N.A.	518,493	3/10/17	639,194	652,739	13,545
BUY	GBP	Goldman Sachs International	1,045,803	3/10/17	1,291,557	1,316,579	25,022
SELL	GBP	Merrill Lynch International	6,397,639	3/10/17	8,126,600	8,054,093	72,507
BUY	KRW	JPMorgan Chase Bank N.A.	112,535,000	3/16/17	95,587	96,876	1,289
SELL	MXN	JPMorgan Chase Bank N.A.	32,899,000	3/10/17	1,601,633	1,569,509	32,124
BUY	NOK	Morgan Stanley Capital Services, Inc.	6,390,000	3/10/17	736,977	774,950	37,973
BUY	NZD	JPMorgan Chase Bank N.A.	47,000	3/10/17	33,561	34,446	885
BUY	SEK	Barclays Bank PLC	6,864,000	3/10/17	747,691	786,047	38,356
BUY	SEK	Citibank N.A.	54,272	3/10/17	5,973	6,215	242
BUY	SGD	Barclays Bank PLC	102,000	3/10/17	71,958	72,397	439
BUY	ZAR	JPMorgan Chase Bank N.A.	1,099,000	3/10/17	79,936	81,039	1,103

							$314,747

Liability Derivatives
SELL	AUD	Westpac Banking Corp.	1,360,795	3/10/17	$1,012,646	$1,031,139	$(18,493)
SELL	CAD	Citibank N.A.	479,965	3/10/17	360,008	368,985	(8,977)
SELL	CAD	Merrill Lynch International	2,988,168	3/10/17	2,255,077	2,297,227	(42,150)
SELL	CHF	UBS AG	205,919	3/10/17	204,981	208,497	(3,516)
SELL	EUR	Brown Brothers Harriman	282,000	3/10/17	295,216	304,869	(9,653)
SELL	EUR	Citibank N.A.	16,484,931	3/10/17	17,737,515	17,821,762	(84,247)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 1/31/17 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	EUR	Goldman Sachs International	1,874,748	3/10/17	$2,005,520	$2,026,779	$(21,259)
SELL	EUR	JPMorgan Chase Bank N.A.	9,946,101	3/10/17-4/18/17	10,628,358	10,772,198	(143,840)
BUY	HKD	JPMorgan Chase Bank N.A.	19,818,000	3/10/17	2,556,796	2,555,267	(1,529)
SELL	JPY	Citibank N.A.	15,428,000	3/10/17	131,915	136,799	(4,884)
SELL	JPY	Goldman Sachs International	63,181,239	3/10/17	557,333	560,223	(2,890)
SELL	NOK	Citibank N.A.	3,412,710	3/10/17	401,315	413,878	(12,563)
SELL	NOK	JPMorgan Chase Bank N.A.	1,659,000	3/10/17	194,494	201,196	(6,702)
SELL	NOK	UBS AG	1,374,000	3/10/17	161,302	166,631	(5,329)

							$(366,032)

Futures Contracts at 1/31/17

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	467	$58,126,906	March - 2017	$158,836
U.S. Treasury Bond 30 yr (Short)	USD	5	754,219	March - 2017	2,989

					$161,825

At January 31, 2017, the fund had cash collateral of $225,016 and other liquid securities with an aggregate value of $788,571 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$405,962	$—	$—	$405,962
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	51,996,119	—	51,996,119
Non-U.S. Sovereign Debt	—	64,941,040	—	64,941,040
U.S. Corporate Bonds	—	313,800,012	—	313,800,012
Residential Mortgage-Backed Securities	—	26,537,535	—	26,537,535
Commercial Mortgage-Backed Securities	—	9,443,895	—	9,443,895
Asset-Backed Securities (including CDOs)	—	10,824,042	—	10,824,042
Foreign Bonds	—	88,997,634	—	88,997,634
Floating Rate Loans	—	9,484,431	—	9,484,431
Mutual Funds	9,192,522	—	—	9,192,522
Total Investments	$9,598,484	$576,024,708	$—	$585,623,192

Other Financial Instruments
Futures Contracts – Assets	$161,825	$—	$—	$161,825
Forward Foreign Currency Exchange Contracts – Assets	—	314,747	—	314,747
Forward Foreign Currency Exchange Contracts – Liabilities	—	(366,032)	—	(366,032)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$589,663,929
Gross unrealized appreciation	14,411,092
Gross unrealized depreciation	(18,451,829)
Net unrealized appreciation (depreciation)	$(4,040,737)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	19,203,537	41,699,747	(51,710,762)	9,192,522

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(139)	$—	$19,331	$9,192,522

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MULTIMARKET INCOME TRUST

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: March 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: March 20, 2017

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 20, 2017

*	Print name and title of each signing officer under his or her signature.